Restatement of Prior Period Quarterly Financial Statements (Unaudited) - Restated Condensed Consolidated Statement of Income Amounts (Unaudited) (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues	$ 31,574	$ 28,702	$ 32,747	$ 24,400	$ 23,125	$ 24,142	$ 22,384	$ 22,461			$ 117,423	$ 92,112	$ 90,281
Costs of processing and distribution											32,777	33,593	36,441
Gross profit	23,508	21,095	23,128	16,915	17,241	17,873	8,991	14,414			84,646	58,519	53,840
Operating Expenses [Abstract]
Research and development											16,836	14,410	13,315
Gain on acquisition contingencies line											76,033	0	0
Asset impairment and abandonments											0	773	8,522
Acquisition and integration expenses											13,999	4,928	630
Total operating expenses											327,542	123,333	116,517
Operating (loss) income											(242,896)	(64,814)	(62,677)
Other (expense) income:
Interest income											161	35	8
Foreign exchange loss											(122)	(29)	38
Total other (expense) income - net											39	6	46
Loss from continuing operations before income tax (provision) benefit											(242,857)	(64,808)	(62,631)
Income tax benefit (provision)											5,921	(15,159)	(18,227)
Income from continuing operations	(199,591)	(16,972)	(14,003)	(18,212)	(8,610)	(13,743)	(17,124)	(10,172)			(248,778)	(49,649)	(44,404)
Income from discontinuing operations before income tax provision											48,452	57,417	88,886
Income tax provision											11,316	10,891	37,576
Income from discontinuing operations	2,250	11,834	14,191	8,861	9,409	16,740	11,322	9,055			37,136	46,526	51,310
Net loss	$ (197,341)	$ (5,138)	$ 188	(9,351)	$ 799	$ 2,997	$ (5,802)	$ (1,117)			(211,642)	(3,123)	6,906
Convertible preferred dividend											0	(2,120)	(3,723)
Net income (loss) applicable to common shares											(211,642)	(5,243)	3,183
Other comprehensive (loss) income:
Unrealized foreign currency translation loss											(359)	(941)	1,987
Comprehensive income (loss)											$ (211,993)	$ (6,184)	$ 5,170
Net income (loss) from continuing operations per common share - basic	$ (2.76)	$ (0.23)	$ (0.19)	$ (0.29)	$ (0.14)	$ (0.23)	$ (0.30)	$ (0.18)			$ (3.55)	$ (0.85)	$ (0.83)
Net income (loss) from continuing operations per common share - diluted	(2.76)	(0.23)	(0.16)	(0.29)	(0.11)	(0.18)	(0.30)	(0.18)			(3.55)	(0.85)	(0.81)
Net income from discontinued operations per common share - basic											0.53	0.76	0.89
Net income from discontinued operations per common share - diluted											0.53	0.76	0.86
Net income (loss) per common share - basic	(2.72)	(0.07)	0.00	(0.15)	0.01	0.05	(0.11)	(0.03)			(3.02)	(0.09)	0.06
Net income (loss) per common share - diluted	$ (2.72)	$ (0.07)	$ 0.00	$ (0.15)	$ 0.01	$ 0.04	$ (0.11)	$ (0.03)			$ (3.02)	$ (0.09)	$ 0.05
Weighted average shares outstanding - basic											70,150,492	61,031,265	57,678,360
Weighted average shares outstanding - diluted											70,150,492	61,031,265	59,078,141
Discontinued Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 48,039	$ 48,807	$ 45,621					94,428	$ 142,467
Costs of processing and distribution		25,910	25,811	24,649					50,460	76,370
Gross profit		22,129	22,996	20,972					43,968	66,097
Operating Expenses [Abstract]
Marketing, general and administrative		4,972	5,526	6,495					12,021	16,993
Acquisition and integration expenses		120								120
Total operating expenses		5,092	5,526	6,495					12,021	17,113
Operating (loss) income		17,037	17,470	14,477					31,947	48,984
Other (expense) income:
Interest expense		(3,718)	(3,635)	(1,604)					(5,239)	(8,957)
Foreign exchange loss		(27)	(5)	(8)					(13)	(40)
Total other (expense) income - net		(3,745)	(3,640)	(1,612)					(5,252)	(8,997)
Income tax benefit (provision)		(1,458)	361	(4,004)					(3,643)	(5,101)
Income from continuing operations		(1,458)	361	(4,004)					(3,643)	(5,101)
Income from discontinuing operations before income tax provision		13,292	13,830	12,865					26,695	39,987
Income tax provision		(1,458)	361	(4,004)					(3,643)	(5,101)
Income from discontinuing operations		$ 11,834	$ 14,191	$ 8,861					$ 23,052	$ 34,886
Other comprehensive (loss) income:
Net income from discontinued operations per common share - basic		$ 0.16	$ 0.19	$ 0.14					$ 0.34	$ 0.50
Net income from discontinued operations per common share - diluted		$ 0.16	$ 0.16	$ 0.14					$ 0.34	$ 0.50
Weighted average shares outstanding - basic		72,472,591	72,283,451	63,060,939					67,737,016	69,340,006
Weighted average shares outstanding - diluted		72,472,591	88,510,512	63,060,939					67,737,016	69,340,006
Continuing Operations [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 28,702	$ 32,747	$ 24,400					$ 57,147	$ 85,849
Costs of processing and distribution		7,607	9,619	7,485					17,104	24,711
Gross profit		21,095	23,128	16,915					40,043	61,138
Operating Expenses [Abstract]
Marketing, general and administrative		34,247	35,582	25,621					61,203	95,450
Research and development		4,271	3,868	4,336					8,204	12,475
Gain on acquisition contingencies line			(1,590)						(1,590)	(1,590)
Asset impairment and abandonments		4		15					15	19
Acquisition and integration expenses		3,089	1,953	8,957					10,910	13,999
Total operating expenses		41,611	39,813	38,929					78,742	120,353
Operating (loss) income		(20,516)	(16,685)	(22,014)					(38,699)	(59,215)
Other (expense) income:
Interest income		4	26	131					157	161
Foreign exchange loss		(51)	(14)	(23)					(37)	(88)
Total other (expense) income - net		(47)	12	108					120	73
Loss from continuing operations before income tax (provision) benefit		(20,563)	(16,673)	(21,906)					(38,579)	(59,142)
Income tax benefit (provision)		3,591	2,670	3,694					6,364	9,955
Income from continuing operations		(16,972)	(14,003)	(18,212)					(32,215)	(49,187)
Income from discontinuing operations before income tax provision		13,292	13,830	12,865					26,695	39,987
Income tax provision		(1,458)	361	(4,004)					(3,643)	(5,101)
Income from discontinuing operations		11,834	14,191	8,861					23,052	34,886
Net loss		(5,138)	188	(9,351)					(9,163)	(14,301)
Net income (loss) applicable to common shares		(5,138)	188	(9,351)					(9,163)	(14,301)
Other comprehensive (loss) income:
Unrealized foreign currency translation loss		(1,122)	395	(393)					2	(1,120)
Comprehensive income (loss)		$ (6,260)	$ 583	$ (9,744)					$ (9,161)	$ (15,421)
Net income (loss) from continuing operations per common share - basic		$ (0.23)	$ (0.19)	$ (0.29)					$ (0.48)	$ (0.71)
Net income (loss) from continuing operations per common share - diluted		(0.23)	(0.16)	(0.29)					(0.48)	(0.71)
Net income from discontinued operations per common share - basic		0.16	0.19	0.14					0.34	0.50
Net income from discontinued operations per common share - diluted		0.16	0.16	0.14					0.34	0.50
Net income (loss) per common share - basic		(0.07)	0.00	(0.15)					(0.14)	(0.21)
Net income (loss) per common share - diluted		$ (0.07)	$ 0.00	$ (0.15)					$ (0.14)	$ (0.21)
Weighted average shares outstanding - basic		72,472,591	72,283,451	63,060,939					67,737,016	69,340,006
Weighted average shares outstanding - diluted		72,472,591	88,510,512	63,060,939					67,737,016	69,340,006
As Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 76,129	$ 82,307	$ 69,741					$ 152,048	$ 228,177
Costs of processing and distribution		34,642	37,562	31,737					69,299	103,941
Gross profit		41,487	44,745	38,004					82,749	124,236
Operating Expenses [Abstract]
Marketing, general and administrative		37,103	38,993	31,883					70,876	107,983
Research and development		4,271	3,868	4,336					8,204	12,475
Gain on acquisition contingencies line			(1,590)						(1,590)	(1,590)
Asset impairment and abandonments		4		15					15	19
Acquisition and integration expenses		3,209	1,953	8,957					10,910	14,119
Total operating expenses		44,587	43,224	45,191					88,415	133,006
Operating (loss) income		(3,100)	1,521	(7,187)					(5,666)	(8,770)
Other (expense) income:
Interest expense		(3,718)	(3,635)	(1,604)					(5,239)	(8,957)
Interest income		4	26	131					157	161
Foreign exchange loss		(78)	(19)	(31)					(50)	(128)
Total other (expense) income - net		(3,792)	(3,628)	(1,504)					(5,132)	(8,924)
Loss from continuing operations before income tax (provision) benefit		(6,892)	(2,107)	(8,691)					(10,798)	(17,694)
Income tax benefit (provision)		2,040	2,851	(396)					2,455	4,495
Income from continuing operations		(4,852)	744	(9,087)					(8,343)	(13,199)
Net loss		(4,852)	744	(9,087)					(8,343)	(13,199)
Net income (loss) applicable to common shares		(4,852)	744	(9,087)					(8,343)	(13,199)
Other comprehensive (loss) income:
Unrealized foreign currency translation loss		(1,122)	395	(393)					2	(1,120)
Comprehensive income (loss)		$ (5,974)	$ 1,139	$ (9,480)					$ (8,341)	$ (14,319)
Net income (loss) from continuing operations per common share - basic		$ (0.07)	$ 0.01	$ (0.15)					$ (0.13)	$ (0.19)
Net income (loss) from continuing operations per common share - diluted		(0.07)	0.01	(0.15)					(0.13)	(0.19)
Net income (loss) per common share - basic		(0.07)	0.01	(0.15)					(0.13)	(0.19)
Net income (loss) per common share - diluted		$ (0.07)	$ 0.01	$ (0.15)					$ (0.13)	$ (0.19)
Weighted average shares outstanding - basic		72,472,591	72,283,451	63,060,939					67,737,016	69,340,006
Weighted average shares outstanding - diluted		72,472,591	88,510,512	63,060,939					67,737,016	69,340,006
Restatement Adjustments [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 612	$ (753)	$ 280					$ (473)	$ 139
Costs of processing and distribution		(1,125)	(2,132)	397					(1,735)	(2,860)
Gross profit		1,737	1,379	(117)					1,262	2,999
Operating Expenses [Abstract]
Marketing, general and administrative		2,116	2,115	233					2,348	4,464
Total operating expenses		2,116	2,115	233					2,348	4,464
Operating (loss) income		(379)	(736)	(350)					(1,086)	(1,465)
Other (expense) income:
Loss from continuing operations before income tax (provision) benefit		(379)	(736)	(350)					(1,086)	(1,465)
Income tax benefit (provision)		93	180	86					266	359
Income from continuing operations		(286)	(556)	(264)					(820)	(1,106)
Net loss		(286)	(556)	(264)					(820)	(1,106)
Net income (loss) applicable to common shares		(286)	(556)	(264)					(820)	(1,106)
Other comprehensive (loss) income:
Comprehensive income (loss)		$ (286)	$ (556)	$ (264)					$ (820)	$ (1,106)
Net income (loss) from continuing operations per common share - basic		$ 0.00	$ (0.01)	$ 0.00					$ (0.01)	$ (0.02)
Net income (loss) from continuing operations per common share - diluted		0.00	(0.01)	0.00					(0.01)	(0.02)
Net income (loss) per common share - basic		0.00	(0.01)	0.00					(0.01)	(0.02)
Net income (loss) per common share - diluted		$ 0.00	$ (0.01)	$ 0.00					$ (0.01)	$ (0.02)
Weighted average shares outstanding - basic		72,472,591	72,283,451	63,060,939					67,737,016	69,340,006
Weighted average shares outstanding - diluted		72,472,591	88,510,512	63,060,939					67,737,016	69,340,006
Historical As Restated [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenues		$ 76,741	$ 81,554	$ 70,021					$ 151,575	$ 228,316
Costs of processing and distribution		33,517	35,430	32,134					67,564	101,081
Gross profit		43,224	46,124	37,887					84,011	127,235
Operating Expenses [Abstract]
Marketing, general and administrative		39,219	41,108	32,116					73,224	112,443
Research and development		4,271	3,868	4,336					8,204	12,475
Gain on acquisition contingencies line			(1,590)						(1,590)	(1,590)
Asset impairment and abandonments		4		15					15	19
Acquisition and integration expenses		3,209	1,953	8,957					10,910	14,119
Total operating expenses		46,703	45,339	45,424					90,763	137,466
Operating (loss) income		(3,479)	785	(7,537)					(6,752)	(10,231)
Other (expense) income:
Interest expense		(3,718)	(3,635)	(1,604)					(5,239)	(8,957)
Interest income		4	26	131					157	161
Foreign exchange loss		(78)	(19)	(31)					(50)	(128)
Total other (expense) income - net		(3,792)	(3,628)	(1,504)					(5,132)	(8,924)
Loss from continuing operations before income tax (provision) benefit		(7,271)	(2,843)	(9,041)					(11,884)	(19,155)
Income tax benefit (provision)		2,133	3,031	(310)					2,721	4,854
Income from continuing operations		(5,138)	188	(9,351)					(9,163)	(14,301)
Net loss		(5,138)	188	(9,351)					(9,163)	(14,301)
Net income (loss) applicable to common shares		(5,138)	188	(9,351)					(9,163)	(14,301)
Other comprehensive (loss) income:
Unrealized foreign currency translation loss		(1,122)	395	(393)					2	(1,120)
Comprehensive income (loss)		$ (6,260)	$ 583	$ (9,744)					$ (9,161)	$ (15,421)
Net income (loss) from continuing operations per common share - basic		$ (0.07)	$ 0.00	$ (0.15)					$ (0.14)	$ (0.21)
Net income (loss) from continuing operations per common share - diluted		(0.07)	0.00	(0.15)					(0.14)	(0.21)
Net income (loss) per common share - basic		(0.07)	0.00						(0.14)	(0.21)
Net income (loss) per common share - diluted		$ (0.07)	$ 0.00	$ (0.15)					$ (0.14)	$ (0.21)
Weighted average shares outstanding - basic		72,472,591	72,283,451	63,060,939					67,737,016	69,340,006
Weighted average shares outstanding - diluted		72,472,591	88,510,512	63,060,939					67,737,016	69,340,006